Accounting Policies (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended							6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 United States [Member]	Dec. 31, 2011 Germany [Member]	Dec. 31, 2011 Novavision [Member]	Nov. 30, 2010 Novavision [Member]	Jan. 04, 2012 Sight Science Limited [Member]	Jun. 30, 2012 Computer Software [Member]	Dec. 31, 2011 Computer Software [Member]
Accounting Policies (Textual)
Average period to perform vision restoration therapy module							6 months	10 months
Useful life of patent			8 years		8 years							5 years	3 years
Acquired finite-lived intangible asset, amount									$ 540,000	$ 540,000	$ 363,472
Research and development	45,860	37,484	70,547	61,336	115,665	15,208
Maximum amount of cash insured by the Federal Deposit Insurance Corporation					$ 250,000
Maximum percentage of account balance backed by government securities					105.00%
Estimated useful life of the assets					Between three and ten years
Highly liquid investments with maturity period					Three months or less